Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 22.5	€ 13.5	€ 11.2
Other tax (principally air passenger duty in various countries)	697.9	472.1	85.5
Total indirect tax and duties	€ 720.4	€ 485.6	€ 96.7